BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
BUSINESS COMBINATION
3. BUSINESS COMBINATION
At the Closing, Legacy Hyperfine and Liminal merged with and into separate wholly owned subsidiaries of HealthCor and each became a wholly-owned subsidiary of the Company. The Business Combination is accounted for as a reverse recapitalization in accordance with U.S. GAAP primarily due to the fact that Legacy Hyperfine and Liminal stockholders continued to control the Company following the closing of the Business Combination. Under this method of accounting, HealthCor is treated as the “acquired” company for accounting purposes and the Business Combination is treated as the equivalent of Legacy Hyperfine and Liminal issuing stock for the net assets of HealthCor, accompanied by a recapitalization. The net assets of HealthCor are stated at historical cost, with no goodwill or other intangible assets recorded. Reported shares and loss per share available to holders of the Company’s capital stock and equity awards prior to the Business Combination have been retroactively restated reflecting the exchange ratios established pursuant to the Business Combination Agreement dated as of July 7, 2021 (the “Business Combination Agreement”).
Pursuant to the Business Combination Agreement, at the effective time of the Business Combination (the “Effective Time”):

•
each share of Legacy Hyperfine capital stock (other than shares of Legacy Hyperfine Series A preferred stock) that was issued and outstanding as of immediately prior to the Effective Time was automatically cancelled and extinguished and converted into the right to receive a number of shares of the Company’s Class A common stock equal to
0.3275
(the “Hyperfine Exchange Ratio”), rounded down to the nearest whole number of shares;

•
each share of Legacy Hyperfine Series A preferred stock that was issued and outstanding as of immediately prior to the Effective Time was automatically cancelled and extinguished and converted into the right to receive a number of shares of the Company’s Class B common stock equal to the Hyperfine Exchange Ratio, rounded down to the nearest whole number of shares;

•
each share of Liminal capital stock (other than shares of Liminal Series
A-1
preferred stock) that was issued and outstanding as of immediately prior to the Effective Time was automatically cancelled and extinguished and converted into the right to receive a number of shares of the Company’s Class A common stock equal to 0.1796 (the “Liminal Exchange Ratio”), rounded down to the nearest whole number of shares;

•
each share of Liminal Series
A-1
preferred stock that was issued and outstanding as of immediately prior to the Effective Time was automatically cancelled and extinguished and converted into the right to receive a number of shares of the Company’s Class B common stock equal to the Liminal Exchange Ratio, rounded down to the nearest whole number of shares;

•
each option to purchase shares of Legacy Hyperfine common stock and each option to purchase shares of Liminal common stock, whether vested or unvested, that was outstanding and unexercised as of immediately prior to the Effective Time was assumed by the Company and became an option (vested or unvested, as applicable) to purchase a number of shares of the Company’s Class A common stock equal to the number of shares of Legacy Hyperfine common stock or Liminal common stock subject to such option immediately prior to the Effective Time multiplied by the Hyperfine Exchange Ratio or the

Liminal Exchange Ratio, as applicable, rounded down to the nearest whole number of shares, at an exercise price per share equal to the exercise price per share of such option immediately prior to the Effective Time divided by the Hyperfine Exchange Ratio or the Liminal Exchange Ratio, as applicable, rounded up to the nearest whole cent; and

•
each Legacy Hyperfine restricted stock unit and each Liminal restricted stock unit outstanding immediately prior to the Effective Time was assumed by the Company and became a restricted stock unit with respect to a number of shares of the Company’s Class A common stock equal to the number of shares of Legacy Hyperfine common stock or Liminal common stock subject to such Legacy Hyperfine restricted stock unit or Liminal restricted stock unit immediately prior to the Effective Time multiplied by the Hyperfine Exchange Ratio or the Liminal Exchange Ratio, as applicable, rounded down to the nearest whole share.

Pursuant to the Business Combination Agreement, the Company will issue to holders of Legacy Hyperfine and Liminal securities as of immediately prior to the Effective Time, in accordance with their pro rata share, up to 10,000,000 shares of Class A common stock as earn-out
consideration (the
“Earn-Out
Shares”), if at any time during the period between the Closing Date and the third anniversary of the Closing Date (the
“Earn-Out
Period”), (i) the last share price of the Class A common stock is greater than or equal to $15.00 for any 20 trading days within any 30 consecutive trading day period, or (ii) there is a transaction that will result in shares of Class A common stock being converted or exchanged into the right to receive cash or other consideration having a value greater than or equal to $15.00. During the
Earn-Out
Period, if there is a transaction (other than for stock splits, stock dividends, special cash dividends, reorganizations, recapitalizations or similar transactions affecting the Class A common stock) that will result in the shares of Class A common stock being converted or exchanged into the right to receive cash or other consideration having a value less than $15.00, then the right to receive
Earn-Out
Shares will terminate.
On December 21, 2021, HealthCor filed the Certificate of Incorporation (the “Certificate”) with the Secretary of State of the State of Delaware, which became effective after the Domestication. As a consequence of filing the Certificate, the Company adopted a dual class structure, comprised of the Company’s Class A common stock, which is entitled to one vote per share, and the Company’s Class B common stock, which is entitled to 20 votes per share. The Company’s Class B common stock has the same economic terms as the Company’s Class A common stock, but is subject to a “sunset” provision if Jonathan M. Rothberg, Ph.D., the founder of Legacy Hyperfine and Liminal, and a Director of the Company (“Dr. Rothberg”), and other permitted holders of the Company’s Class B common stock collectively cease to beneficially own at least twenty percent (20%) of the number of shares of the Company’s Class B common stock (as such number of shares is equitably adjusted in respect of any reclassification, stock dividend, subdivision, combination or recapitalization of the Company’s Class B common stock) collectively held by Dr. Rothberg and permitted transferees of the Company’s Class B common stock as of the Effective Time. At the Effective Time, the Company amended the Certificate to change the name of the Company from HealthCor Catalio Acquisition Corp. to “Hyperfine, Inc.” (the Certificate, as amended, the “Amended Certificate”).
Concurrently with the execution of the Business Combination Agreement, HealthCor entered into subscription agreements (the “Subscription Agreements”) with certain institutional investors and accredited investors (the “PIPE Investors”), pursuant to which the PIPE Investors purchased, immediately prior to the Closing, an aggregate of 12,610,000 shares of HealthCor Class A common stock at a purchase price of $10.00 per share (the “PIPE Investment”).
Additionally, on December 22, 2021, HealthCor, HC Sponsor LLC (the “Sponsor”), Legacy Hyperfine and Liminal entered into a Forfeiture Agreement (the “Forfeiture Agreement”), pursuant to which, immediately prior to the Closing, 150,000 shares of HealthCor’s Class B common stock held by the Sponsor were irrevocably forfeited and automatically cancelled (the “Forfeiture”).
The total number of shares of the Company’s Class A common stock outstanding immediately following the Closing was 54,977,061 comprising:

•	29,711,224 shares of Class A common stock issued to Hyperfine stockholders (other than certain holders of Hyperfine Series A preferred stock);

•	3,459,081 shares of Class A common stock issued to Liminal stockholders (other than certain holders of Liminal Series A-1 preferred stock);

•	12,610,000 shares of Class A common stock issued in connection with the Closing to the PIPE Investors pursuant to the PIPE Investment;

•
5,025,000 shares of Class A common stock issued immediately prior to the Effective Time to the initial shareholders upon conversion of the 5,025,000 shares of Class B common stock outstanding immediately prior to the Effective Time (following the issuance of the 5,175,000 shares of Class B common stock upon the Conversion of the 5,175,000 Class B ordinary shares held by the initial shareholders and after reflecting the irrevocable forfeiture by the Sponsor to HealthCor of 150,000 shares of Class B common stock for no consideration and automatic cancellation as of immediately prior to the Closing);

•	614,000 shares of Class A common stock issued to the Sponsor; and

•
3,557,756 shares of Class A common stock issued to the Company’s public stockholders holding 3,557,756 Class A ordinary shares outstanding at the Effective Time, after reflecting redemptions of 17,142,244 shares of HealthCor Class A common stock.

The total number of shares of the Company’s Class B common stock outstanding immediately following the Closing was 15,055,288 shares. Immediately following the Closing, Dr. Rothberg held approximately 84.8% of the combined voting power of the Company. Accordingly, Dr. Rothberg and his permitted transferees control the Company, and the Company is a controlled company within the meaning of the Nasdaq listing rules.
Net equity infusion from the Business Combination was $141,471, which consists of $207,448 proceeds from HealthCor, $126,100 proceeds from the PIPE Investors, net of payments to redeeming HealthCor shareholders of $171,437 and payment of transaction costs of $20,640. Additionally, 300,000 shares of Class A Common Stock were issued to a service provider in exchange for the services provided in connection with the Business Combination.
In December 2021, in connection with the closing of the Business Combination, the Company prepaid directors and officers insurance policy in the amount of $1,244 and repaid the Liminal Paycheck Protection Program (“PPP”) loan in full in the amount of $113.